Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 21, 2024
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
CIK	dei_EntityCentralIndexKey	0001517936
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 21, 2024
Effective Date	dei_DocumentEffectiveDate	Feb. 22, 2024
Prospectus Date	rr_ProspectusDate	Feb. 22, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A